CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 8		$ 151,406	$ 248	$ 9,503	$ 20	$ (56,550)	$ 104,635
Changes during the year;
Profit (loss) for the period	0		0	0	0	0	(15,887)	(15,887)
Other comprehensive income (loss) for the year	0		0	0	42	(170)	0	(128)
Employee options exercised and vesting of RSUs		[1]	2,118	0	0	0	0	2,118
Share-based payment	0		0	0	0	0	6,852	6,852
Balance at Dec. 31, 2023	8		153,524	248	9,545	(150)	(65,585)	97,590
Changes during the year;
Profit (loss) for the period	0		0	0	0	0	(5,631)	(5,631)
Other comprehensive income (loss) for the year	0		0	215	428	(2,454)	0	(1,811)
Issuance of ordinary shares	1		63,190	0	0	0	0	63,191
Employee options exercised and vesting of RSUs		[1]	4,001	0	0	0	0	4,001
Share-based payment	0		0	0	0	0	7,905	7,905
Balance at Dec. 31, 2024	9		220,715	463	9,973	(2,604)	(63,311)	165,245
Changes during the year;
Profit (loss) for the period	0		0	0	0	0	35,516	35,516
Issuance of warrants, net	0		16,576	0	0	0	0	16,576
Issuance of options due acquisition	0		1,222	0	0	0	0	1,222
Other comprehensive income (loss) for the year	0		0	53	418	(421)	0	50
Employee options exercised and vesting of RSUs		[1]	4,246	0	0	0	0	4,246
Share-based payment	0		0	0	0	0	8,160	8,160
Balance at Dec. 31, 2025	$ 9		$ 242,759	$ 516	$ 10,391	$ (3,025)	$ (19,635)	$ 231,015

[1]	Presents less than 1 thousand